Income taxes: - Other tax information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Federal tax rate (as a percent)	21.00%	35.00%	35.00%
Advance payments	$ 46,708,000
Uncertain tax positions	$ 0
State jurisdictions | Minimum
Income taxes
Statute of limitations for filing an income tax return	3 years
State jurisdictions | Maximum
Income taxes
Period during which state impact of any federal changes remains subject to examination by various states	1 year
Statute of limitations for filing an income tax return	5 years